Risk Management - Summary of Sensitivity Analysis of the Derivative Financial Instruments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Appreciation of currency japanese yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation or depreciation in oil and oil products prices	1.80%